Note 12 - Variable Interest Entities and Other Long-Term Investment	12 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Variable Interest Entity Disclosure [Text Block]
NOTE 12. VARIABLE INTEREST ENTITIES AND OTHER LONG-TERM INVESTMENT

(a) Variable interest entities

ASC 810, Consolidation, requires a variable interest entity to be consolidated by a company if that company is the primary beneficiary of that variable interest entity.

To satisfy PRC laws and regulations, the Group conducts its internet information and certain other businesses in the PRC via its variable interest entities. These variable interest entities are directly owned by certain employees of the Company. Capital for the variable interest entities is funded by the Company through loans provided to those employees, and is initially recorded as loans to related parties. These loans are eliminated for accounting purposes with the capital of variable interest entities during consolidation.

Under contractual agreements with the Company, employees who are shareholders of the variable interest entities are required to transfer their ownership in these entities to the Company, if permitted by PRC laws and regulations, or, if not so permitted, to designees of the Company at any time to repay the loans outstanding. All voting rights of the variable interest entities are assigned to the Company, and the Company has the right to designate all directors and senior management personnel of the variable interest entities. Employees who are shareholders of the variable interest entities have pledged their shares in the variable interest entities as collateral for the loans. As of December 31, 2013 and 2014, the aggregate amount of these loans were both RMB1,500,000.

As of December 31, 2013 and 2014, the Company effectively controlled one variable interest entity, Weidian, which has been included in the consolidated financial statements.

Weidian

Weidian was incorporated in the PRC in 2011 and is an e-Commerce service provider. On January 18, 2011, the Company entered into a loan agreement with Zou Hongjun, an employee of the Company, pursuant to which the Company provided RMB1,350,000 to him for obtaining 90% of equity interests in Weidian. On January 18, 2011, the Company entered into a loan agreement with Zhang Xuejun, an employee of the Company, pursuant to which the Company provided RMB150,000 to him for obtaining 10% of equity interests in Weidian. On January 18, 2011, the Company entered into share pledge agreements with Zou Hongjun and Zhang Xuejun, respectively, pursuant to which the two employees of the Company pledged all their equity interests in Weidian to the Company, and the Company effectively controlled 100% of the interest in Weidian through Zou Hongjun and Zhang Xuejun.

Weidian is the Company’s VIE. The selected financial data of Weidian for the years ended December 31, 2013 and 2014 and as of December 31, 2013 and 2014 were as follows:

	Chinese Yuan (Renminbi)		U.S. Dollars
	December 31,		December 31,
	2013	2014	2014
Total assets	¥597,574	¥1,274,631	$205,433
Total liabilities	324	916,514	147,715
Revenues	-	-	-
Net loss	14,368	239,133	38,541
Net cash provided by operating activities	5,761	783,358	126,254
Net cash provided by investing activities	-	-	-
Net cash provided by financing activities	-	-	-

(b) Other long-term investment

Other long-term investment includes the investment in which the Group does not have the ability to exercise significant influence (generally, when the Group has an investment of less than 20% ownership) and for which there is not a readily determinable fair value, is accounted for using the cost method. Dividends and other distributions of earnings from investee, if any, are included in income when declared.

On March 15, 2010, the Company purchased 15% interest of Fuji Saiwei (Beijing) Technology Co., Ltd., (“cFuture”). The Company recorded an investment on cFuture of RMB240,000 by applying the cost method of accounting. cFuture was incorporated in PRC in 2009 and engages in e-Retail business to render e-service to the retailers.

The Company is required to perform an impairment assessment of its investments whenever events or changes in business circumstances indicate that the carrying value of the investment may not be fully recoverable. As of December 31, 2011, the Company determined that such events and changes occurred and were other-than-temporary. Thus, impairment of RMB240,000 was made to write down the asset to its fair value and take the corresponding charge to the consolidated statements of operations during the year ended December 31, 2011.

For the years ended December 31, 2013 and 2014, no impairment loss was recorded in the consolidated financial statements.